                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2003

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one):    [  ] is a restatement
                                    [  ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:       GEM Capital Management, Inc.
Address:    70 East 55th Street - 12th Floor
            New York, New York 10022

13F File Number:    28-2943

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Gerald B. Unterman
Title:   President
Phone:   (212) 753-0700

Signature, Place, and Date of Signing:


/s/  Gerald B. Unterman           New York, New York                 May 8, 2003

Report Type   (Check only one):

[ X ]     13F HOLDINGS REPORT
[   ]     13F NOTICE
[   ]     13F COMBINATION REPORT

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                              FORM 13F SUMMARY PAGE

                                 Report Summary


Number of Other Included Managers:          -0-

Form 13F Information Table Entry Total:     25

Form 13F Information Table Value Total:     $50,694

List of Other Included Managers:            None

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                           FORM 13F INFORMATION TABLE


--------------- ---------- --------- ---------- ---------- -------- ------ ------------ ---------- ------------ ---------- ---------
NAME OF ISSUER  TITLE OF   CUSIP     VALUE      SHARES/    SH/PRN   PUT/   INVSTMT      OTHER      VOTING       VOTING     VOTING
                CLASS                (x$1000)   PRN AMT              CALL  DSCRETN      MANAGERS   AUTHORITY    AUTHORITY  AUTHORITY
                                                                                                    SOLE        SHARED     NONE
--------------- ---------- --------- ---------- ---------- -------- ------ ------------ ---------- ------------ ---------- ---------

Agilent         DBCV 3.00% 00846UAB7 114        125,000    PRN             SOLE                    0            0          0
Tech-nologies
Inc.
--------------- ---------- --------- ---------- ---------- -------- ------ ------------ ---------- ------------ ---------- ---------

American        DBCV       026874AP2 1,391      2,165,000  PRN             SOLE                    0            0          0
Intl Group      11/31
Inc.
--------------- ---------- --------- ---------- ---------- -------- ------ ------------ ---------- ------------ ---------- ---------

Cephalon Inc.   NOTE 2.5%  156708AE9 140        155,000    PRN             SOLE                    0            0          0
--------------- ---------- --------- ---------- ---------- -------- ------ ------------ ---------- ------------ ---------- ---------

Ciena Corp.     NT CV      171779AA9 107        143,000    PRN             SOLE                    0            0          0
                3.75%
                2/08
--------------- ---------- --------- ---------- ---------- -------- ------ ------------ ---------- ------------ ---------- ---------

Clear Channel   Note       184502AB8 2,900      2,900,000  PRN             SOLE                    0            0          0
Comm.           2.625%
                4/03
--------------- ---------- --------- ---------- ---------- -------- ------ ------------ ---------- ------------ ---------- ---------

Devon Energy    DEB 4.95%  25179MAB9 235        230,000    PRN             SOLE                    0            0          0
Corp.
--------------- ---------- --------- ---------- ---------- -------- ------ ------------ ---------- ------------ ---------- ---------

Echostar        SBNT       278762AD1 4,643      4,793,000  PRN             SOLE                    0            0          0
Commun.         CV 4.875%
                07
--------------- ---------- --------- ---------- ---------- -------- ------ ------------ ---------- ------------ ---------- ---------

--------------- ---------- --------- --------- ---------- -------- ------ ------------ ---------- ------------ ---------- ----------

Echostar        SB NT      278762AC3 1,792     1,850,000  PRN             SOLE                    0            0          0
Commun.         CV 4.875%
                07
--------------- ---------- --------- --------- ---------- -------- ------ ------------ ---------- ------------ ---------- ----------

Ford Motor      PFD TR     345395206 2,568     62,890     SH              SOLE                    62,890       0          0
Corp.           CV 6.5%
CAP TR II
--------------- ---------- --------- --------- ---------- -------- ------ ------------ ---------- ------------ ---------- ----------

General         DEB        370442733 4,076     179,540    SH              SOLE                    179,540      0          0
Motors          SR
Corp.           CVB
--------------- ---------- --------- --------- ---------- -------- ------ ------------ ---------- ------------ ---------- ----------

Invitrogen      Note       46185RAD2 305       350,000    PRN             SOLE                    0            0          0
Corp.           2.25%

--------------- ---------- --------- --------- ---------- -------- ------ ------------ ---------- ------------ ---------- ----------

IVAX            NOTE 5.50% 465823AD4 171       180,000    PRN             SOLE                    0            0          0
Corp.

--------------- ---------- --------- --------- ---------- -------- ------ ------------ ---------- ------------ ---------- ----------

Kerr McGee      SB DB      492386AP2 313       295,000    PRN             SOLE                    0            0          0
Corp.           CV
                5.25% 10
--------------- ---------- --------- --------- ---------- -------- ------ ------------ ---------- ------------ ---------- ----------

L-3             DEBT       502424AD6 1,801     1,701,000  PRN             SOLE                    0            0          0
Commun.         4.00% 9/11
Hldgs Inc.
--------------- ---------- --------- --------- ---------- -------- ------ ------------ ---------- ------------ ---------- ----------

Motorola        Com        620076109 1,652     200,000    SH              SOLE                    200,000      0          0
Inc.
--------------- ---------- --------- --------- ---------- -------- ------ ------------ ---------- ------------ ---------- ----------

National        CAP UTS    632525309 3,545     100,845    SH              SOLE                    100,845      0          0
Australia       EXCH LB
Bank Ltd.

--------------- ---------- --------- --------- ---------- -------- ------ ------------ ---------- ------------ ---------- ----------

Nextel          NOTE       65332VAT0 6,514     6,875,000  PRN             SOLE                    0            0          0
Comm.           4.75%
--------------- ---------- --------- --------- ---------- -------- ------ ------------ ---------- ------------ ---------- ----------

Nextel          NOTE       65332VAY9 319      371,000     PRN             SOLE                    0            0          0
Comm.           5.25%
--------------- ---------- --------- -------- ----------- -------- ------ ------------ ---------- ------------ ---------- ----------

Pogo            NOTE       730448AD9 12       11,000      PRN             SOLE                    0            0          0
Producting      5.5%
Corp.
--------------- ---------- --------- -------- ----------- -------- ------ ------------ ---------- ------------ ---------- ----------

Sovereign       UNIT       845905306 5,511    71,530      SH              SOLE                    71,530       0          0
Bancorp         11/12/2029
Inc.
--------------- ---------- --------- -------- ----------- -------- ------ ------------ ---------- ------------ ---------- ----------

Stmicro-        NOTE       861012AB8 375      430,000     PRN             SOLE                    0            0          0
electronics
--------------- ---------- --------- -------- ----------- -------- ------ ------------ ---------- ------------ ---------- ----------

Telefonos de    DB CV      879403AD5 2,920    2,590,000   PRN             SOLE                    0            0          0
Mexico          4.25%
--------------- ---------- --------- -------- ----------- -------- ------ ------------ ---------- ------------ ---------- ----------

Travelers       NT         89420G307 4,275    190,830     SH              SOLE                    190,830      0          0
Property        CV
Cas. Corp.      JR
--------------- ---------- --------- -------- ----------- -------- ------ ------------ ---------- ------------ ---------- ----------

Vodafone        ADR        92857W100 1,374    75,400      SH              SOLE                    75,400       0          0
Group PLC
--------------- ---------- --------- -------- ----------- -------- ------ ------------ ---------- ------------ ---------- ----------

Young &         NOTE 3.00% 987425AC9 3,641    3,783,000   PRN             SOLE                    0            0          0
Rubicam Inc.
--------------- ---------- --------- -------- ----------- -------- ------ ------------ ---------- ------------ ---------- ----------